Net Loss Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table summarizes the computation of basic and diluted net loss per common share (in thousands, except per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Numerator
Net loss	$(269,935)	$(19,144)	$(511,846)	$(55,107)

Denominator
Weighted-average common shares outstanding, basic and diluted	69,405	58,398	62,978	58,338

Net loss per common share, basic and diluted	$(3.89)	$(0.33)	$(8.13)	$(0.94)

The following potentially dilutive common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive (in thousands):

	September 30, 2025	September 30, 2024
Common stock warrants	65,235	355
Common stock options	55,990	49,922
Redeemable convertible preferred stock	14,216	62,240
Redeemable convertible preferred stock warrants	—	1,305

Total	135,441	113,822

The following table summarizes the computation of basic and diluted net loss per common share (in thousands, except per share amounts):

	Year Ended December 31,
	2024	2023
Numerator
Net loss	$ (69,459)	$(56,945)

Denominator
Weighted-average common shares outstanding, basic and diluted	88,181	87,459

Net loss per common share, basic and diluted	$(0.79)	$(0.65)

The following potentially dilutive common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive (in thousands):

	Year Ended December 31,
	2024	2023
Redeemable convertible preferred stock	93,963	93,963
Common stock options	74,211	64,357
Redeemable convertible preferred stock warrants	1,969	1,969
Common stock warrants (1)	469	719

Total	170,612	161,008